Subsequent events (Details) - Subsequent events - SVB - USD ($) $ in Thousands	Mar. 13, 2023	Mar. 10, 2023
Subsequent events
Cash and cash equivalents		$ 728
Cash deposit	$ 428
Cash withdrawn	$ 300